Consolidated Statements of Income (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Earnings per share - basic (in reais)	R$ 14.02	R$ 5.16	R$ 4.57
Earnings per share - diluted (in reais)	R$ 14.02	R$ 5.16	R$ 4.57